UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canadian Independents — 8.1%
Canadian Natural Resources Ltd.	225,100	$8,194,885
Crew Energy, Inc. (a)	302,600	5,850,840
EnCana Corp.	143,022	4,040,066
Husky Energy, Inc.	112,800	2,800,369
Nexen, Inc.	122,700	2,610,638
Niko Resources Ltd.	23,100	2,203,775
Pan Orient Energy Corp. (a)	224,000	1,620,865
Paramount Resources Ltd. (a)	75,000	1,505,295
Progress Energy Resources Corp.	162,753	1,728,223
Talisman Energy, Inc.	696,100	12,619,756

		43,174,712

Chemicals — 0.8%
E.I. du Pont de Nemours & Co.	33,400	1,579,152
Intrepid Potash, Inc. (a)	18,400	631,672
Praxair, Inc.	20,900	1,909,006

		4,119,830

Energy Equipment & Services — 11.4%
Acergy SA - ADR	85,000	1,714,450
Cameron International Corp. (a)	215,400	9,423,750
Dresser-Rand Group, Inc. (a)	207,900	7,114,338
Dril-Quip, Inc. (a)	90,400	6,246,640
National Oilwell Varco, Inc.	277,201	14,902,326
Noble Corp.	173,400	5,987,502
Seahawk Drilling, Inc. (a)	4,713	47,507
Tesco Corp. (a)	106,300	1,345,758
Transocean Ltd. (a)	164,709	10,435,962
Trican Well Service Ltd.	49,200	852,884
Weatherford International Ltd. (a)	156,752	2,635,001

		60,706,118

Gold — 2.0%
Barrick Gold Corp.	59,900	2,884,879
Eldorado Gold Corp.	467,800	7,921,272

		10,806,151

Integrated Oil & Gas — 13.5%
Chevron Corp.	161,391	13,332,511
ConocoPhillips	130,175	7,732,395
Eni SpA - ADR	19,250	864,902
Exxon Mobil Corp.	205,690	13,672,214
Hess Corp.	100,700	6,347,121
Marathon Oil Corp.	164,700	5,858,379
Murphy Oil Corp.	271,300	17,677,908
Total SA - ADR	117,600	6,406,848

		71,892,278

Metals & Mining — 8.9%
Alcoa, Inc.	22,900	300,677
Aluminum Corp. of China Ltd. - ADR (a)	205,700	4,930,629
BHP Billiton Ltd.	64,100	2,648,693
First Quantum Minerals Ltd.	55,700	4,877,505

Common Stocks	Shares	Value

Metals & Mining (concluded)
Franco-Nevada Corp. (a)(b)	75,000	$2,587,018
Gammon Gold, Inc. (a)	139,100	950,610
Goldcorp, Inc.	144,182	6,437,933
HudBay Minerals, Inc.	206,700	3,262,938
Inmet Mining Corp.	12,700	759,335
Newcrest Mining Ltd.	162,000	6,375,321
Newmont Mining Corp.	9,900	602,613
Southern Copper Corp.	158,900	6,800,920
Vale SA - ADR	201,300	6,469,782

		47,003,974

Oil & Gas Drilling — 4.5%
Diamond Offshore Drilling, Inc.	49,100	3,248,456
Helmerich & Payne, Inc.	110,100	4,710,078
Nabors Industries Ltd. (a)	119,600	2,499,640
Pride International, Inc. (a)	146,300	4,435,816
Rowan Cos., Inc. (a)	57,800	1,901,620
Saipem SpA	164,500	7,308,457

		24,104,067

Oil & Gas Equipment & Services — 7.7%
Baker Hughes, Inc.	118,180	5,475,279
Exterran Holdings, Inc. (a)	521	13,114
FMC Technologies, Inc. (a)	164,900	11,889,290
Halliburton Co.	216,800	6,907,248
Schlumberger Ltd.	158,715	11,092,591
Technip SA - ADR	64,975	5,490,388

		40,867,910

Oil & Gas Exploration & Production — 22.8%
Anadarko Petroleum Corp.	154,200	9,494,094
Apache Corp.	162,860	16,452,117
Brigham Exploration Co. (a)	240,000	5,061,600
Cabot Oil & Gas Corp., Class A	118,200	3,425,436
Carrizo Oil & Gas, Inc. (a)(c)	68,400	1,615,608
Cimarex Energy Co.	51,294	3,936,815
Denbury Resources, Inc. (a)	63,413	1,079,289
Devon Energy Corp.	191,998	12,483,710
EOG Resources, Inc.	243,900	23,346,108
Forest Oil Corp. (a)	50,200	1,542,646
Mariner Energy, Inc. (a)	144,065	3,590,100
Newfield Exploration Co. (a)	79,800	4,757,676
Noble Energy, Inc.	91,900	7,488,012
Occidental Petroleum Corp.	162,300	12,761,649
Pioneer Natural Resources Co.	53,500	3,734,300
Range Resources Corp.	181,600	6,790,024
Southwestern Energy Co. (a)	106,600	3,608,410

		121,167,594

Oil & Gas Producers — 1.0%
Whiting Petroleum Corp. (a)	54,100	5,433,804

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 10.6%
Arch Coal, Inc.	39,300	$966,387
Berry Petroleum Co., Class A	65,000	2,223,650
CNOOC Ltd. - ADR	34,300	7,165,956
Cenovus Energy, Inc.	143,022	3,979,767
Chinook Energy Inc. (a)	21,955	38,317
Coastal Energy Co. (a)	527,400	2,352,848
Consol Energy, Inc.	71,900	2,643,044
EQT Corp.	114,000	4,268,160
EXCO Resources, Inc.	113,300	1,680,239
MEG Energy Corp. (a)(b)	49,400	1,808,605
Patriot Coal Corp. (a)	27,840	375,562
Peabody Energy Corp.	144,000	7,617,600
PetroBakken Energy Ltd.	63,337	1,398,519
PetroHawk Energy Corp. (a)	60,400	1,027,404
Petroleo Brasileiro SA - ADR	127,000	4,333,240
Suncor Energy, Inc.	392,804	12,586,366
Uranium Energy Corp. (a)	494,024	1,911,873

		56,377,537

Paper & Forest Products — 0.3%
Fibria Celulose SA - ADR (a)	91,000	1,634,360

Refining, Marketing & Transportation — 0.3%
Valero Energy Corp.	89,000	1,597,550

Transportation Infrastructure — 0.2%
Aegean Marine Petroleum Network, Inc.	72,300	1,157,523

Utilities — 0.3%
Williams Cos., Inc.	69,500	1,495,640

Total Common Stocks – 92.4%		491,539,048

Investment Companies

Diversified Financial Services — 0.4%
Sprott Physical Silver Trust (a)	191,300	1,920,652

Total Investment Companies - 0.4%		1,920,652

Warrants (d)

Oil, Gas & Consumable Fuels — 0.0%
Uranium Energy Corp. (Expires 10/21/11)	247,012	3

Total Warrants – 0.0%		3

Total Long-Term Investments (Cost – $252,295,933) – 92.8%		493,459,703

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21% (e)(f)	40,839,815	$40,839,815

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.39% (e)(f)(g)	$368	367,500

Total Short-Term Securities (Cost – $41,207,315) – 7.7%		41,207,315

Total Investments (Cost – $293,503,248*) – 100.5%	534,667,018
Liabilities in Excess of Other Assets – (0.5)%	(2,633,660)

Net Assets – 100.0%	$532,033,358

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$294,789,765

Gross unrealized appreciation	$245,820,503
Gross unrealized depreciation	(5,943,250)

Net unrealized appreciation	$239,877,253

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2010	Net Activity	Shares/ Beneficial Interest Held at October 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	49,573,332	(8,733,517)	40,839,815	$25,430
BlackRock Liquidity Series, LLC Money Market Series	$300,000	$67,500	$367,500	$130

2	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock Natural Resources Trust

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Canadian Independents	$43,174,712	—	—	$43,174,712
Chemicals	4,119,830	—	—	4,119,830
Energy Equipment & Services	60,706,118	—	—	60,706,118
Gold	10,806,151	—	—	10,806,151
Integrated Oil & Gas	71,892,278	—	—	71,892,278
Metals & Mining	37,979,960	$9,024,014	—	47,003,974
Oil & Gas Drilling	16,795,610	7,308,457	—	24,104,067
Oil & Gas Equipment & Services	40,867,910	—	—	40,867,910
Oil & Gas Exploration & Production	121,167,594	—	—	121,167,594
Oil & Gas Producers	5,433,804	—	—	5,433,804
Oil, Gas & Consumable Fuels	54,568,932	1,808,605	—	56,377,537
Paper & Forest Products	1,634,360	—	—	1,634,360
Refining, Marketing & Transportation	1,597,550	—	—	1,597,550
Transportation Infrastructure	1,157,523	—	—	1,157,523
Utilities	1,495,640	—	—	1,495,640
Investment Companies	1,920,652	—	—	1,920,652
Warrants	—	3	—	3
Short-Term Securities	40,839,815	367,500	—	41,207,315

Total	$516,158,439	$18,508,579	—	$534,667,018

4	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Natural Resources Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 22, 2010